Allocation of Cash Proceeds Derivative Liability at Its Fair Value and Warrant at Its Relative Fair Value, with Residual Allocation of Host AVCP Note Agreement (Detail) - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	May. 31, 2015	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2013
Debt Instrument [Line Items]
Amortization Debt Discount	$ 523,614	$ 523,614
Change in Fair Value	838,643	838,643
Balance	4,862,257	4,862,257	$ 1,500,000	$ 2,000,000	$ 3,981,050
Warrants (equity allocation)
Debt Instrument [Line Items]
Balance	215,732	215,732	57,387	158,345
Compound Embedded Derivative
Debt Instrument [Line Items]
Change in Fair Value	838,643
Balance	2,008,907	2,008,907	403,226	767,038
AVCP convertible note payable
Debt Instrument [Line Items]
Amortization Debt Discount	523,614
Balance	$ 2,637,618	$ 2,637,618	$ 1,039,387	$ 1,074,617